UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-23859

Advisor Managed Portfolios
(Exact name of registrant as specified in charter)

615 East Michigan Street

Milwaukee, Wisconsin 53202
(Address of principal executive offices) (Zip code)

Russell B. Simon

Advisor Managed Portfolios

2020 East Financial Way, Suite 100

Glendora, CA 91741
(Name and address of agent for service)

(626) 914-7395

Registrant’s telephone number, including area code

Date of fiscal year end: March 31

Date of reporting period: March 31, 2026

Item 1. Reports to Stockholders.

(a)

Bramshill Income Performance Fund
Institutional Class | BRMSX
Annual Shareholder Report | March 31, 2026
This annual shareholder report contains important information about the Bramshill Income Performance Fund for the period of April 1, 2025, to March 31, 2026. You can find additional information about the Fund at https://www.bramshillfunds.com/brmsx/. You can also request this information by contacting us at 877-272-6718.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$110	1.08%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the 12-month period ending March 31, 2026 the Fund underperformed its benchmark, the Bloomberg US Aggregate Bond Index.
WHAT FACTORS INFLUENCED PERFORMANCE
The underperformance relative to the benchmark was primarily driven by the Fund’s allocation to defensive/opportunistic positioning. The Fund held an estimated 20% in short-dated, ultra-liquid securities due to heightened volatility in credit markets.
HOW DID THE FUND PERFORM SINCE INCEPTION?*
The $10,000 chart reflects a hypothetical $10,000 investment in the class of shares noted and assumes the maximum sales charge. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including 12b-1 fees, management fees and other expenses were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	Since Inception (04/11/2016)
Institutional Class (without sales charge)	2.92	2.20	3.16
Bloomberg US Aggregate Bond Index	4.35	0.31	1.66
Visit https://www.bramshillfunds.com/brmsx/ for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Bramshill Income Performance Fund	PAGE 1	TSR-AR-00777X868

KEY FUND STATISTICS (as of March 31, 2026)

Net Assets	$1,092,475,329
Number of Holdings	101
Net Advisory Fee	$9,406,168
Portfolio Turnover	67%
Average Credit Quality	A-
Effective Duration	9.0 yrs
WHAT DID THE FUND INVEST IN? (% of net assets as of March 31, 2026)

Top Holdings *	(%)
United States Treasury Note/Bond	9.0%
United States Treasury Bill	5.0%
JPMorgan Ultra-Short Income ETF	4.4%
United States Treasury Note/Bond	3.4%
United States Treasury Note/Bond	3.2%
BP Capital Markets PLC	2.9%
United States Treasury Note/Bond	2.4%
United States Treasury Note/Bond	2.3%
Citigroup, Inc.	2.2%
Phillips 66 Co.	2.1%
*	Excludes collateral received for securities on loan.

Security Type	(%)
Corporate Bonds	47.5%
U.S. Treasury Securities	20.3%
Exchange Traded Funds	13.1%
Preferred Stocks	11.5%
U.S. Treasury Bills	5.0%
Investments Purchased with Proceeds from Securities Lending	2.5%
Closed-End Funds	1.5%
Money Market Funds	0.4%
Purchased Options	0.1%
Cash & Other	-1.9%
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.bramshillfunds.com/brmsx/.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Bramshill Investments, LLC documents not be householded, please contact Bramshill Investments, LLC at 877-272-6718, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Bramshill Investments, LLC or your financial intermediary.
Bramshill Income Performance Fund	PAGE 2	TSR-AR-00777X868

BHILL Fund
Managed Account Completion Shares | BHILX
Annual Shareholder Report | March 31, 2026
This annual shareholder report contains important information about the BHILL Fund for the period of April 1, 2025, to March 31, 2026. You can find additional information about the Fund at https://www.bramshillfunds.com/bhilx/. You can also request this information by contacting us at 877-272-6718.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
BHILL Fund	$0	0.00%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The BHILL Fund does not have a stated benchmark. The Fund is compared to an underlying basket of securities within an internal separately managed account. The Fund is currently trending at or above its internal comparison.
HOW DID THE FUND PERFORM SINCE INCEPTION?*
The $10,000 chart reflects a hypothetical $10,000 investment in the class of shares noted and assumes the maximum sales charge. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including 12b-1 fees, management fees and other expenses were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
ANNUAL AVERAGE TOTAL RETURN (%)

Since Inception (04/01/2025)
Managed Account Completion Shares (without sales charge)	4.04
Bloomberg U.S. Aggregate Bond Index	4.06
Visit https://www.bramshillfunds.com/bhilx/ for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
BHILL Fund	PAGE 1	TSR-AR-00777X512

KEY FUND STATISTICS (as of March 31, 2026)

Net Assets	$53,040,365
Number of Holdings	18
Net Advisory Fee	$0
Portfolio Turnover	195%
WHAT DID THE FUND INVEST IN?  (% of net assets as of  March 31, 2026)

Top Holdings *	(%)
Invesco Preferred ETF	18.6%
iShares 0-5 Year High Yield Corporate Bond ETF	18.5%
Lincoln National Corp. Depositary Shares	9.4%
PIMCO Municipal Income Fund II	9.2%
iShares 0-5 Year Investment Grade Corporate Bond ETF	8.7%
First American Government Obligations Fund - Class X	5.5%
Virtus Convertible & Income Fund	4.3%
Vanguard Long-Term Corporate Bond ETF	4.2%
AGNC Investment Corp.	4.2%
Reinsurance Group of America, Inc.	3.2%
*	Excludes collateral received for securities on loan.

Security Type	(%)
Exchange Traded Funds	52.7%
Preferred Stocks	22.2%
Closed-End Funds	12.2%
Investments Purchased with Proceeds from Securities Lending	10.7%
Corporate Bonds	6.5%
Money Market Funds	5.5%
Cash & Other	-9.8%
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.bramshillfunds.com/bhilx/.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Bramshill Investments, LLC documents not be householded, please contact Bramshill Investments, LLC at 877-272-6718, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Bramshill Investments, LLC or your financial intermediary.
BHILL Fund	PAGE 2	TSR-AR-00777X512

(b)	Not applicable.

Item 2. Code of Ethics.

The registrant has adopted a code of ethics that applies to the registrant’s principal executive officer and principal financial officer. The registrant has not made any substantive amendments to its code of ethics during the period covered by this report. The registrant has not granted any waivers from any provisions of the code of ethics during the period covered by this report.

(1)	File: A copy of the registrant’s Code of Ethics is filed herewith.

Item 3. Audit Committee Financial Expert.

The registrant’s board of trustees has determined that there is at least one audit committee financial expert serving on its audit committee. Brian S. Ferrie is the “audit committee financial expert” and is considered to be “independent” as each term is defined in Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

The registrant has engaged its principal accountant to perform audit services, audit-related services, tax services and other services during the past two fiscal years. “Audit services” refer to performing an audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years. “Audit-related services” refer to the assurance and related services by the principal accountant that are reasonably related to the performance of the audit. “Tax services” refers to (i) preparation of U.S. federal, state and excise tax returns; (ii) U.S. federal and state tax planning, advice and assistance regarding statutory, regulatory or administrative developments; (iii) tax advice regarding tax qualification matters and/or treatment of various financial instruments held or proposed to be acquired; and (iv) review of U.S. federal excise distribution calculations. There were no “other services” provided by the principal accountant. The following table details the aggregate fees billed or expected to be billed for each of the last two fiscal years for audit fees, audit-related fees, tax fees and other fees by the principal accountant.

Bramshill Income Performance Fund
	Cohen & Company, Ltd.
	FYE 3/31/2026	FYE 3/31/2025
(a) Audit Fees	$22,000	$22,000
(b) Audit-Related Fees	None	None
(c) Tax Fees	$3,100	$3,100
(d) All Other Fees	None	None

BHILL Fund
	Cohen & Company, Ltd.
	FYE 3/31/2026	FYE 3/31/2025
(a) Audit Fees	$14,500	N/A
(b) Audit-Related Fees	None	N/A
(c) Tax Fees	$3,100	N/A
(d) All Other Fees	None	N/A

(e)(1) The audit committee has adopted pre-approval policies and procedures that require the audit committee to pre-approve all audit and non-audit services of the registrant, including services provided to any entity affiliated with the registrant.

(e)(2) The percentage of fees billed by principal accountant applicable to non-audit services pursuant to waiver of pre-approval requirement were as follows:

Bramshill Income Performance Fund
	FYE 3/31/2026	FYE 3/31/2025
Audit-Related Fees	0%	0%
Tax Fees	0%	0%
All Other Fees	0%	0%

BHILL Fund
	FYE 3/31/2026	FYE 3/31/2025
Audit-Related Fees	0%	N/A
Tax Fees	0%	N/A
All Other Fees	0%	N/A

(f) N/A

(g) The following table indicates the non-audit fees billed or expected to be billed by the registrant’s accountant for services to the registrant and to the registrant’s investment adviser (and any other controlling entity, etc.—not sub-adviser) for the last two years.

Bramshill Income Performance Fund
Non-Audit Related Fees	FYE 3/31/2026	FYE 3/31/2025
Registrant	N/A	N/A
Registrant’s Investment Adviser	N/A	N/A

BHILL Fund
Non-Audit Related Fees	FYE 3/31/2026	FYE 3/31/2025
Registrant	N/A	N/A
Registrant’s Investment Adviser	N/A	N/A

(h) The audit committee of the board of trustees/directors has considered whether the provision of non-audit services that were rendered to the registrant’s investment adviser is compatible with maintaining the principal accountant’s independence and has concluded that the provision of such non-audit services by the accountant has not compromised the accountant’s independence.

(i) Not applicable

(j) Not applicable

Item 5. Audit Committee of Listed Registrants.

Not applicable

Item 6. Investments.

(a)	Schedule of Investments is included within the financial statements filed under Item 7 of this Form.

(b)	Not Applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a)

BRAMSHILL INCOME PERFORMANCE FUND (BRMSX)
BHILL FUND (BHILX)
Annual Financial Statements
March 31, 2026

BRAMSHILL INCOME PERFORMANCE FUND
SCHEDULE OF INVESTMENTS
March 31, 2026

	Par	Value
CORPORATE BONDS - 47.5%
Aerospace/Defense - 0.7%
RTX Corp., 3.03%, 03/15/2052	$11,830,000	$7,533,785
Banks - 11.3%
Bank of America Corp.
1.73% to 07/22/2026 then SOFR + 0.96%, 07/22/2027	19,251,000	19,091,119
4.95% to 07/22/2027 then SOFR + 2.04%, 07/22/2028	9,817,000	9,882,463
Barclays PLC, 3.33% to 11/24/2041 then 1 yr. CMT Rate + 1.30%, 11/24/2042	4,963,000	3,693,466
Citigroup, Inc., 1.46% to 06/09/2026 then SOFR + 0.77%, 06/09/2027	24,300,000	24,160,196
Goldman Sachs Group, Inc.
1.95% to 10/21/2026 then SOFR + 0.91%, 10/21/2027	5,264,000	5,192,482
3.21% to 04/22/2041 then SOFR + 1.51%, 04/22/2042	7,694,000	5,710,260
JPMorgan Chase & Co., 1.58% to 04/22/2026 then SOFR + 0.89%, 04/22/2027	3,500,000	3,494,369
Morgan Stanley
2.48% to 01/21/2027 then SOFR + 1.00%, 01/21/2028	13,160,000	12,955,026
2.48% to 09/16/2031 then SOFR + 1.36%, 09/16/2036	11,235,000	9,672,392
Morgan Stanley Private Bank NA, 4.47% to 07/06/2027 then SOFR + 0.77%, 07/06/2028	20,000,000	20,004,514
Wells Fargo & Co.
3.00%, 04/22/2026	6,878,000	6,868,862
3.00%, 10/23/2026	2,785,000	2,766,093
		123,491,242
Biotechnology - 0.8%
Biogen, Inc., 3.15%, 05/01/2050	13,266,000	8,394,429
Chemicals - 0.8%
LYB International Finance III LLC, 3.63%, 04/01/2051	14,250,000	9,215,479
Diversified Financial Services - 1.7%
Ally Financial, Inc., 6.65% to 01/17/2035 then 5 yr. CMT Rate + 2.45%, 01/17/2040	11,529,000	11,140,080
Nasdaq, Inc., 3.25%, 04/28/2050	11,170,000	7,458,939
		18,599,019
Electric - 13.7%
American Electric Power Co., Inc.
3.25%, 03/01/2050	8,022,000	5,282,354
5.80% to 03/15/2031 then 5 yr. CMT Rate + 2.13%, 03/15/2056	7,113,000	7,030,656

	Par	Value
6.05% to 03/15/2036 then 5 yr. CMT Rate + 1.94%, 03/15/2056	$14,106,000	$13,981,690
Berkshire Hathaway Energy Co., 2.85%, 05/15/2051	6,912,000	4,174,161
Dominion Energy, Inc.
7.00% to 06/01/2034 then 5 yr. CMT Rate + 2.51%, 06/01/2054	8,009,000	8,474,483
6.88% to 02/01/2030 then 5 yr. CMT Rate + 2.39%, 02/01/2055	19,037,000	19,595,894
Duke Energy Corp., 3.30%, 06/15/2041	13,599,000	10,227,851
Emera US Finance LLC, 6.85% to 10/01/2036 then 5 yr. CMT Rate + 2.65%, 10/01/2056	8,721,000	8,737,262
Eversource Energy, 6.35% (5 yr. CMT Rate + 2.33%), 08/15/2056	3,664,000	3,615,262
NextEra Energy Capital Holdings, Inc.
6.38% to 08/15/2030 then 5 yr. CMT Rate + 2.05%, 08/15/2055	14,385,000	14,661,048
6.50% to 08/15/2035 then 5 yr. CMT Rate + 1.98%, 08/15/2055	10,826,000	11,178,960
Pacific Gas and Electric Co., 3.50%, 08/01/2050	11,683,000	7,730,035
Sierra Pacific Power Co., 6.38% to 09/15/2031 then 5 yr. CMT Rate + 2.64%, 09/15/2056	16,995,000	16,857,218
Southern Co., 6.38% to 03/15/2035 then 5 yr. CMT Rate + 2.07%, 03/15/2055	17,988,000	18,503,500
		150,050,374
Insurance - 1.8%
Arch Capital Group Ltd., 3.64%, 06/30/2050	8,332,000	5,979,239
Athene Holding Ltd., 3.95%, 05/25/2051	9,863,000	6,691,425
Reinsurance Group of America, Inc.
7.13% to 10/15/2027 then 5 yr. CMT Rate + 3.46%, 10/15/2052	223,635	5,682,565
5.75% to 06/15/2026 then 3 mo. SOFR + 4.04%, 06/15/2056(b)	36,266	903,749
		19,256,978
Internet - 0.4%
Alibaba Group Holding Ltd., 3.15%, 02/09/2051	6,710,000	4,514,523
Media - 0.7%
Charter Communications Operating LLC / Charter Communications Operating Capital, 3.50%, 06/01/2041	11,373,000	7,991,740

The accompanying notes are an integral part of these financial statements.

1

BRAMSHILL INCOME PERFORMANCE FUND
SCHEDULE OF INVESTMENTS
March 31, 2026(Continued)

	Par	Value
CORPORATE BONDS - (Continued)
Oil & Gas - 4.6%
BP Capital Markets America, Inc., 3.00%, 03/17/2052	$8,031,000	$5,099,446
Occidental Petroleum Corp.
4.50%, 07/15/2044(c)	2,586,000	2,050,168
4.40%, 04/15/2046	1,183,000	935,434
4.10%, 02/15/2047	7,764,000	5,570,259
4.20%, 03/15/2048	730,000	548,547
Phillips 66 Co., 6.20% to 03/15/2036 then 5 yr. CMT Rate + 2.17%, 03/15/2056	23,286,000	23,151,421
Saudi Arabian Oil Co., 6.00%, 02/02/2056(d)	7,580,000	7,156,202
Valero Energy Corp., 3.65%, 12/01/2051	8,488,000	5,779,720
		50,291,197
Pipelines - 3.2%
Enbridge, Inc., 8.50% to 01/15/2034 then 5 yr. CMT Rate + 4.43%, 01/15/2084	3,783,000	4,254,733
Energy Transfer LP, 6.30%, 01/15/2056	5,075,000	5,013,544
Kinder Morgan, Inc., 3.25%, 08/01/2050	9,664,000	6,292,644
Williams Cos., Inc.
3.50%, 10/15/2051	11,370,000	7,753,194
5.95%, 03/15/2056	11,589,000	11,419,189
		34,733,304
Private Equity - 0.5%
Carlyle Finance LLC, 4.63%, 05/15/2061	178,699	3,127,233
KKR Group Finance Co. IX LLC, 4.63%, 04/01/2061	125,141	2,002,256
		5,129,489
REITS - 3.1%
American Tower Corp., 2.95%, 01/15/2051	8,015,000	4,965,621
Rithm Capital Corp., 8.00%, 04/01/2029(d)	21,228,000	20,859,900
Simon Property Group LP, 3.25%, 09/13/2049	11,762,000	7,902,994
		33,728,515
Retail - 1.3%
Macy’s Retail Holdings LLC
5.13%, 01/15/2042	2,894,000	2,149,202
4.30%, 02/15/2043	7,184,000	4,823,831
Starbucks Corp., 3.50%, 11/15/2050	10,377,000	7,177,388
		14,150,421
Semiconductors - 0.7%
Micron Technology, Inc., 3.48%, 11/01/2051	11,396,000	8,064,287

	Par	Value
Software - 1.5%
Oracle Corp.
3.60%, 04/01/2040	$12,461,000	$9,046,700
3.85%, 04/01/2060	11,795,000	6,975,775
		16,022,475
Telecommunications - 0.7%
Verizon Communications, Inc., 2.88%, 11/20/2050	12,914,000	7,855,099
TOTAL CORPORATE BONDS (Cost $519,282,224)		519,022,356
U.S. TREASURY SECURITIES - 20.3%
United States Treasury Note/Bond
1.25%, 05/15/2050	53,819,000	25,635,503
1.38%, 08/15/2050	53,455,000	26,228,447
1.63%, 11/15/2050	71,014,000	37,172,778
4.13%, 08/15/2053	112,016,000	98,525,948
4.63%, 11/15/2055	35,993,000	34,488,605
TOTAL U.S. TREASURY SECURITIES (Cost $235,778,234)		222,051,281

	Shares
EXCHANGE TRADED FUNDS - 13.1%
Equable Shares Hedged Equity ETF	209,523	6,071,976
Invesco Preferred ETF(c)	792,105	8,618,102
iShares 0-5 Year Investment Grade Corporate Bond ETF	130,872	6,607,727
JPMorgan Ultra-Short Income ETF	958,216	48,495,312
PIMCO Enhanced Short Maturity Active Exchange-Traded Fund(c)	106,310	10,691,597
State Street Blackstone Senior Loan ETF(c)	268,969	10,796,416
State Street SPDR Portfolio Long Term Corporate Bond ETF(c)	985,584	21,899,676
VanEck Long Muni ETF(c)	223,827	3,903,543
Vanguard Long-Term Corporate Bond ETF(c)	41,519	3,102,300
Vanguard Ultra Short Bond ETF	456,990	22,751,247
TOTAL EXCHANGE TRADED FUNDS (Cost $143,378,825)		142,937,896
PREFERRED STOCKS - 11.5%
Banks - 0.9%
Citigroup, Inc. Depositary Shares, 7.00% to 08/15/2034 then 10 yr. CMT Rate + 2.76%, Perpetual	7,416,000	7,635,076
UBS Group AG, 9.25% to 11/13/2028 then 5 yr. CMT Rate + 4.75%, Perpetual(d)	1,977,000	2,109,564
		9,744,640
Closed-end Funds - 0.3%
Virtus Convertible & Income Fund, Series A, 5.63%, Perpetual	166,284	3,447,067
Virtus Convertible & Income Fund II, 5.50%, Perpetual	7,743	156,254
		3,603,321

The accompanying notes are an integral part of these financial statements.

2

BRAMSHILL INCOME PERFORMANCE FUND
SCHEDULE OF INVESTMENTS
March 31, 2026(Continued)

	Shares	Value
PREFERRED STOCKS - (Continued)
Diversified Financial Services - 1.6%
Ally Financial, Inc. Depositary Shares, 4.70% to 05/15/2028 then 7 yr. CMT Rate + 3.48%, Perpetual	18,541,000	$17,226,901
Electric - 0.4%
Brookfield Renewable Partners LP, Series 17, 5.25%, Perpetual	273,839	4,742,892
Insurance - 2.6%
Allstate Corp. Depositary Shares, Series J, 7.38%, Perpetual	178,012	4,528,625
Lincoln National Corp. Depositary Shares
9.25% to 12/1/2027 then 5 yr. CMT Rate + 5.32%, Perpetual(a)	13,551,000	14,147,705
Series D, 9.00%, Perpetual	376,070	9,830,470
		28,506,800
Investment Companies - 1.2%
Brookfield Oaktree Holdings LLC
Series A, 6.63%, Perpetual	197,950	4,002,549
Series B, 6.55%, Perpetual	464,808	9,412,362
		13,414,911
Oil & Gas - 2.9%
BP Capital Markets PLC, 4.88% to 3/22/2030 then 5 yr. CMT Rate + 4.40%, Perpetual	32,114,000	31,723,336
Pipelines - 0.4%
Energy Transfer LP Depositary Shares, 7.13% to 05/15/2030 then 5 yr. CMT Rate + 5.31%, Perpetual	4,175,000	4,256,922
REITS - 1.2%
AGNC Investment Corp. Depositary Shares
Series F, 8.64% (3 mo. Term SOFR + 4.96%), Perpetual	177,789	4,314,939
AGNC Investment Corp.
Series H, 8.75%, Perpetual	216,868	5,460,736
Annaly Capital Management, Inc., Series I, 8.93% (3 mo. Term SOFR + 5.25%), Perpetual	135,174	3,349,612
		13,125,287
TOTAL PREFERRED STOCKS (Cost $132,543,658)		126,345,010
CLOSED-END FUNDS - 1.5%
Invesco Senior Income Trust	1,330,934	4,285,607
Nuveen Quality Municipal Income Fund(c)	63,951	735,437
PIMCO Municipal Income Fund II	1,465,007	11,090,103
TOTAL CLOSED-END FUNDS (Cost $16,143,879)		16,111,147

	Notional Amount	Contracts	Value
PURCHASED OPTIONS - 0.1%(a)
Call Options - 0.1%
iShares 20+ Year Treasury Bond ETF, Expiration: 05/15/2026; Exercise Price: $90.00(e)(f)	$173,380,000	20,000	$740,000
TOTAL PURCHASED OPTIONS (Cost $2,355,638)			740,000

	Par
SHORT-TERM INVESTMENTS
U.S. TREASURY BILLS - 5.0%
3.64%, 06/09/2026(g)	$55,000,000	54,621,858
TOTAL U.S. TREASURY BILLS (Cost $54,621,027)		54,621,858
	Shares
INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING - 2.5%
First American Government Obligations Fund - Class X, 3.58%(h)	27,241,005	27,241,005
TOTAL INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING (Cost $27,241,005)		27,241,005
MONEY MARKET FUNDS - 0.4%
First American Government Obligations Fund - Class X, 3.58%(h)	4,323,875	4,323,875
TOTAL MONEY MARKET FUNDS (Cost $4,323,875)		4,323,875
TOTAL SHORT-TERM INVESTMENTS (Cost $86,185,907)		86,185,907
TOTAL INVESTMENTS - 101.9% (Cost $1,135,668,365)		$1,113,394,428
Liabilities in Excess of Other Assets - (1.9)%		(20,919,099)
TOTAL NET ASSETS - 100.0%		$1,092,475,329

The accompanying notes are an integral part of these financial statements.

3

BRAMSHILL INCOME PERFORMANCE FUND
SCHEDULE OF INVESTMENTS
March 31, 2026(Continued)
Par amount is in USD unless otherwise indicated.
Percentages are stated as a percent of net assets.
CMT - Constant Maturity Treasury
LLC - Limited Liability Company
LP - Limited Partnership
PLC - Public Limited Company
REIT - Real Estate Investment Trust
SOFR - Secured Overnight Financing Rate
(a)	Non-income producing security.

(b)	Securities referencing LIBOR are expected to transition to an alternative reference rate by the security’s next scheduled coupon reset date.

(c)	All or a portion of this security is on loan as of March 31, 2026. The fair value of these securities was $26,702,964.

(d)	Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration to qualified institutional investors. As of March 31, 2026, the value of these securities total $30,125,666 or 2.8% of the Fund’s net assets.

(e)	Exchange-traded.

(f)	100 shares per contract.

(g)	The rate shown is the annualized yield as of March 31, 2026.

(h)	The rate shown represents the 7-day annualized yield as of March 31, 2026.
The accompanying notes are an integral part of these financial statements.

4

BRAMSHILL INCOME PERFORMANCE FUND
Schedule of Futures Contracts
March 31, 2026

Description	Contracts Purchased	Expiration Date	Notional Value	Value/Unrealized Appreciation (Depreciation)
U.S. Treasury Ultra Bonds	23	06/18/2026	$ 2,701,064	$ (20,126)
Net Unrealized Appreciation (Depreciation)				$ (20,126)

The accompanying notes are an integral part of these financial statements.

5

BHILL FUND
SCHEDULE OF INVESTMENTS
March 31, 2026

	Shares	Value
EXCHANGE TRADED FUNDS - 52.7%
Invesco Preferred ETF(a)	904,649	$9,842,581
iShares 0-5 Year High Yield Corporate Bond ETF	231,970	9,814,651
iShares 0-5 Year Investment Grade Corporate Bond ETF	91,768	4,633,366
iShares Preferred and Income Securities ETF(a)	47,020	1,425,646
Vanguard Long-Term Corporate Bond ETF(a)	30,116	2,250,268
TOTAL EXCHANGE TRADED FUNDS (Cost $28,648,836)		27,966,512
PREFERRED STOCKS - 22.2%
Closed-end Funds - 4.2%
Virtus Convertible & Income Fund, Series A, 5.63%, Perpetual	109,016	2,259,902
Insurance - 9.4%
Lincoln National Corp., Series D, 9.00%, Perpetual	190,358	4,975,958
REITS - 8.6%
AGNC Investment Corp. Depositary Shares,
Series F, 8.64% (3 mo. Term SOFR + 4.96%), Perpetual	34,629	840,446
AGNC Investment Corp.,
Series H, 8.75%, Perpetual	89,170	2,245,301
Annaly Capital Management, Inc., Series I, 8.93% (3 mo. Term SOFR + 5.25%), Perpetual	59,380	1,471,436
		4,557,183
TOTAL PREFERRED STOCKS (Cost $12,074,864)		11,793,043
CLOSED-END FUNDS - 12.2%
Invesco Senior Income Trust	397,861	1,281,112
Nuveen Quality Municipal Income Fund	30,937	355,776
PIMCO Municipal Income Fund II	641,872	4,858,971
TOTAL CLOSED-END FUNDS (Cost $6,481,216)		6,495,859
	Par
CORPORATE BONDS - 6.5%
Insurance - 3.2%
Reinsurance Group of America, Inc., 7.13% to 10/15/2027 then 5 yr. CMT Rate + 3.46%, 10/15/2052	$67,061	1,704,020
Private Equity - 3.3%
Carlyle Finance LLC, 4.63%, 05/15/2061	67,008	1,172,640
KKR Group Finance Co. IX LLC, 4.63%, 04/01/2061	34,140	546,240
		1,718,880
TOTAL CORPORATE BONDS (Cost $3,489,799)		3,422,900

	Shares	Value
SHORT-TERM INVESTMENTS
INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING - 10.7%
First American Government Obligations Fund - Class X, 3.58%(c)	5,664,245	$5,664,245
TOTAL INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING (Cost $5,664,245)		5,664,245
MONEY MARKET FUNDS - 5.5%
First American Government Obligations Fund - Class X, 3.58%(c)	2,918,173	2,918,173
TOTAL MONEY MARKET FUNDS (Cost $2,918,173)		2,918,173
TOTAL SHORT-TERM INVESTMENTS (Cost $8,582,418)		8,582,418
TOTAL INVESTMENTS - 109.8% (Cost $59,277,133)		$58,260,732
Liabilities in Excess of Other Assets - (9.8)%		(5,220,367)
TOTAL NET ASSETS - 100.0%		$53,040,365

Par amount is in USD unless otherwise indicated.
Percentages are stated as a percent of net assets.
CMT - Constant Maturity Treasury
LLC - Limited Liability Company
REIT - Real Estate Investment Trust
SOFR - Secured Overnight Financing Rate
(a)	All or a portion of this security is on loan as of March 31, 2026. The fair value of these securities was $5,539,076.
(b)	The rate shown represents the 7-day annualized yield as of March 31, 2026.
The accompanying notes are an integral part of these financial statements.

6

BRAMSHILL FUNDS
STATEMENTS OF ASSETS AND LIABILITIES
March 31, 2026

	Bramshill Income Performance Fund	BHILL Fund
ASSETS:
Investments, at value	$1,113,394,428	$58,260,732
Deposit at broker for future contracts	170,422	—
Deposit at broker for swap contracts	13,129	—
Deposit at broker for other investments	10,390	—
Receivable for investments sold	1,462,267	1,662,811
Receivable from Advisor	—	49,585
Dividends receivable	333,575	40,747
Receivable for fund shares sold	507,756	11,249
Security lending income receivable	26,284	2,715
Interest receivable	8,794,161	—
Prepaid expenses and other assets	36,126	24,977
Total assets	1,124,748,538	60,052,816
LIABILITIES:
Payable upon return of securities loaned	27,241,005	5,664,245
Payable for capital shares redeemed	3,013,397	3,270
Payable for investments purchased	—	961,790
Payable to Advisor	808,932	—
Distributions payable	784,260	297,450
Payable for fund administration and accounting fees	144,290	27,083
Payable for shareholder servicing fees	103,689	—
Payable for transfer agent fees and expenses	46,639	9,143
Payable for printing and mailing	19,211	4,260
Payable for custodian fees	10,328	1,725
Payable for legal fees	10,148	8,607
Payable for compliance fees	3,037	2,499
Payable for expenses and other liabilities	88,273	32,379
Total liabilities	32,273,209	7,012,451
NET ASSETS	$1,092,475,329	$ 53,040,365
Net Assets Consists of:
Paid-in capital	$1,160,481,492	$54,150,982
Total accumulated losses	(68,006,163)	(1,110,617)
Total net assets	$1,092,475,329	$ 53,040,365
Managed Account Completion Shares
Net assets	$—	$53,040,365
Shares issued and outstanding(a)	—	5,387,299
Net asset value per share	$—	$9.85
Institutional Class
Net assets	$1,092,475,329	$—
Shares issued and outstanding(a)	114,022,991	—
Net asset value per share	$9.58	$—
Cost:
Investments, at cost	$1,135,668,365	$59,277,133
Loaned Securities:
at value (included in investments)	$26,702,964	$5,539,076

(a)	Unlimited shares authorized without par value.
The accompanying notes are an integral part of these financial statements.

7

BRAMSHILL FUNDS
STATEMENTS OF OPERATIONS
For the Year Ended March 31, 2026

	Bramshill Income Performance Fund	BHILL Fund(a)
INVESTMENT INCOME:
Dividend income	$17,401,676	$3,977,444
Less: dividend withholding taxes	(6,884)	—
Interest income	41,816,348	—
Securities lending income	166,233	3,490
Total investment income	59,377,373	3,980,934
EXPENSES:
Investment advisory fee	9,406,168	—
Shareholder service costs - Institutional Class	964,674	—
Fund administration and accounting fees	845,004	100,959
Transfer agent fees	276,736	29,588
Interest expense	83,630	—
Reports to shareholders	75,749	8,993
Federal and state registration fees	72,934	19,782
Custodian fees	61,090	8,583
Legal fees	32,885	42,489
Audit fees	25,104	17,671
Compliance fees	16,858	9,999
Trustees’ fees	16,752	11,965
Other expenses and fees	26,037	10,815
Total expenses	11,903,621	260,844
Expense reimbursement by Advisor	—	(260,844)
Net expenses	11,903,621	—
Net investment income	47,473,752	3,980,934
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments	(2,707,385)	(27,681)
Written options expired or closed	935,170	—
Securities sold short	24,656	—
Futures contracts	(20,344)	—
Swap contracts	8,718	—
Distributions received from other investment companies	73,584	—
Net realized loss	(1,685,601)	(27,681)
Net change in unrealized appreciation (depreciation) on:
Investments	(14,417,043)	(1,016,401)
Future contracts	(20,126)	—
Net change in unrealized appreciation (depreciation)	(14,437,169)	(1,016,401)
Net realized and unrealized loss	(16,122,770)	(1,044,082)
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$31,350,982	$2,936,852

(a)	Inception date of the Fund was April 1, 2025.
The accompanying notes are an integral part of these financial statements.

8

BRAMSHILL FUNDS
STATEMENTS OF CHANGES IN NET ASSETS

	Bramshill Income Performance Fund		BHILL Fund
	Year Ended March 31,		Year Ended March 31, 2026(a)
	2026	2025
OPERATIONS:
Net investment income	$47,473,752	$40,790,969	$3,980,934
Net realized loss	(1,685,601)	(7,514,750)	(27,681)
Net change in unrealized appreciation (depreciation)	(14,437,169)	(4,260,364)	(1,016,401)
Net increase in net assets from operations	31,350,982	29,015,855	2,936,852
DISTRIBUTIONS TO SHAREHOLDERS:
From earnings - Managed Account Completion Shares	—	—	(4,047,469)
From earnings - Institutional Class	(47,976,511)	(41,212,232)	—
From return of capital - Institutional Class	—	(160,631)	—
Total distributions to shareholders	(47,976,511)	(41,372,863)	(4,047,469)
CAPITAL TRANSACTIONS:
Shares sold	—	—	169,351,682
Shares issued from reinvestment of distributions	—	—	5,662
Shares redeemed	—	—	(115,206,362)
Shares sold - Institutional Class	362,360,054	457,077,065	—
Shares issued from reinvestment of distributions - Institutional Class	39,899,323	33,758,746	—
Shares redeemed - Institutional Class	(365,673,278)	(236,424,126)	—
Net increase in net assets from capital transactions	36,586,099	254,411,685	54,150,982
Net increase in net assets	19,960,570	242,054,677	53,040,365
NET ASSETS:
Beginning of the year	1,072,514,759	830,460,082	—
End of the year	$1,092,475,329	$1,072,514,759	$53,040,365
SHARES TRANSACTIONS
Shares sold - Managed Account Completion Shares	—	—	16,756,900
Shares issued from reinvestment of distributions - Managed Account Completion Shares	—	—	563
Shares redeemed - Managed Account Completion Shares	—	—	(11,370,164)
Shares sold - Institutional Class	37,231,497	46,578,885	—
Shares issued from reinvestment of distributions - Institutional Class	4,102,912	3,448,349	—
Shares redeemed - Institutional Class	(37,677,296)	(24,179,640)	—
Total increase in shares outstanding	3,657,113	25,847,594	5,387,299

(a)	Inception date of the Fund was April 1, 2025.
The accompanying notes are an integral part of these financial statements.

9

BRAMSHILL INCOME PERFORMANCE FUND
FINANCIAL HIGHLIGHTS
INSTITUTIONAL CLASS

	Year Ended March 31,
	2026	2025	2024	2023	2022
PER SHARE DATA:
Net asset value, beginning of year	$9.72	$9.83	$9.53	$9.94	$10.34
INVESTMENT OPERATIONS:
Net investment income(a)	0.42	0.42	0.44	0.30	0.21
Net realized and unrealized gain (loss) on investments(b)	(0.14)	(0.11)	0.30	(0.41)	(0.38)
Total from investment operations	0.28	0.31	0.74	(0.11)	(0.17)
LESS DISTRIBUTIONS FROM:
Net investment income	(0.42)	(0.42)	(0.44)	(0.30)	(0.21)
Return of capital	—	—(c)	—	—	(0.02)
Total distributions	(0.42)	(0.42)	(0.44)	(0.30)	(0.23)
Net asset value, end of year	$9.58	$9.72	$9.83	$9.53	$9.94
Total return	2.92%	3.21%	7.97%	(1.09)%	(1.72)%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of year (in thousands)	$1,092,475	$1,072,515	$830,460	$757,210	$897,372
Ratio of expenses to average net assets(d)	1.08%	1.08%	1.06%	1.14%	1.07%
Ratio of dividends and interest expense to average net assets(d)	0.01%	—%	—%	0.11%	0.06%
Ratio of operational expenses to average net assets excluding dividends and interest expense(d)	1.07%	1.08%	1.06%	1.03%	1.01%
Ratio of net investment income (loss) to average net assets(d)	4.29%	4.26%	4.56%	3.04%	2.01%
Portfolio turnover rate	67%	48%	57%	69%	55%

(a)	Net investment income per share has been calculated based on average shares outstanding during the years.
(b)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the periods.

(c)	Amount represents less than $0.005.
(d)	Ratios do not include the expenses of the underlying investment companies in which the Fund invests.

10

BHILL FUND
FINANCIAL HIGHLIGHTS

Period End March 31, 2026(a)
PER SHARE DATA:
Net asset value, beginning of period	$10.00
INVESTMENT OPERATIONS:
Net investment income(b)	0.63
Net realized and unrealized loss on investments(c)	(0.23)
Total from investment operations	0.40
LESS DISTRIBUTIONS FROM:
Net investment income	(0.55)
Total distributions	(0.55)
Net asset value, end of period	$9.85
Total return(d)	4.04%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$53,040
Ratio of expenses to average net assets:
Before expense reimbursement(e)(f)	0.41%
After expense reimbursement(e)(f)	0.00%
Ratio of net investment income to average net assets(e)(f)	6.20%
Portfolio turnover rate(d)	195%

(a)	Inception date of the Fund was April 1, 2025.
(b)	Net investment income per share has been calculated based on average shares outstanding during the period.
(c)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the periods.

(d)	Not annualized for periods less than one year.
(e)	Annualized for periods less than one year.
(f)	Ratios do not include the expenses of the underlying investment companies in which the Fund invests.
The accompanying notes are an integral part of these financial statements.

11

Bramshill Funds
Notes to Financial Statements
March 31, 2026
Note 1 – Organization
Bramshill Income Performance Fund (the “Income Fund”) and BHILL Fund each a “Fund” and together, the “Funds” are separate series of Advisor Managed Portfolios (the “Trust”). The Income Fund is a diversified series and the BHILL Fund is a non-diversified series. The Trust was organized on February 16, 2023, as a Delaware Statutory Trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”) as an open-end investment management company. Bramshill Investments, LLC (the “Advisor”) serves as the investment manager to the Funds.
The inception date of the Income Fund was April 11, 2016 and the investment objective of the Income Fund is to maximize total return. The inception date of the BHILL Fund was April 1, 2025 and the investment objective of the BHILL Fund is to seek capital appreciation and income.
The Income Fund is the successor to the Bramshill Income Performance Fund (the “Predecessor Fund”), a series of Trust for Advised Portfolios. The Predecessor Fund reorganized into the Fund on January 19, 2024 (the “AMP Reorganization”).
•	The AMP Reorganization was accomplished by a tax-free exchange of shares of the Income Fund for shares of the Predecessor Fund of equivalent aggregate net asset value.
•
Fees and expenses incurred to affect the AMP Reorganization were borne by the Trust’s Administrator. The management fee of the Fund does not exceed the management fee of the Predecessor fund. The AMP Reorganization did not result in a material change to the Income Fund’s investment portfolio and there are no material differences in accounting policies of the Fund and the Predecessor fund.

•	The Income Fund adopted the performance history of the Predecessor Fund.
Note 2 – Significant Accounting Policies
The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”) for investment companies. The Funds are considered an investment company under GAAP and follows the accounting and reporting guidance applicable to investment companies in the Financial Accounting Standards Board Accounting Standards Codification Topic 946. The presentation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the period reported. Actual results may differ from those estimates.
(A)
Securities Valuation – The valuation of the Funds’ investments are performed in accordance with the principles found in Rule 2a-5 of the 1940 Act. Investments in securities, including closed-end funds, traded on a national securities exchange are valued at the last reported sales price on the exchange on which the security is principally traded. Securities traded on the NASDAQ exchanges are valued at the NASDAQ Official Closing Price (“NOCP”). Exchange-traded securities for which no sale was reported and NASDAQ securities for which there is no NOCP are valued at the mean of the most recent quoted bid and ask prices. Unlisted securities held by the Funds are valued at the last sale price in the over-the-counter (“OTC”) market. If there is no trading on a particular day, the mean between the last quoted bid and ask price is used. Fixed income securities are valued using prices provided by an independent pricing service approved by the Board of Trustees of the Trust (the “Board” or the “Trustees”). Pricing services may use various valuation methodologies, including matrix pricing and other analytical models as well as market transactions and dealer quotations. The Board has designated the Advisor as the valuation designee of the Funds. In its capacity as valuation designee, the Advisor has adopted procedures and methodologies to fair value Funds investments whose market prices are not “readily available” or are deemed to be unreliable.

Futures contracts are valued at the settlement price on the exchange on which they are principally traded.

12

Bramshill Funds
Notes to Financial Statements
March 31, 2026(Continued)
Exchange traded options are valued at the composite mean price, which calculates the mean of the highest bid price and lowest ask price across the exchanges where the option is principally traded. On the last trading day prior to expiration, expiring options may be priced at intrinsic value.
Credit Default Swaps (CDS) are valued using the ISDA Standard Upfront Model and available market data. These positions are categorized as Level 2 in the fair value hierarchy.
Open-end funds issued by Investment Companies are valued at the NAVs of such companies for purchase and/or redemption orders placed on that day.
Various inputs are used in determining the value of the Funds’ investments. These inputs are summarized into three broad levels and described below:
Level 1 –
unadjusted quoted prices in active markets for identical securities. An active market for the security is a market in which transactions occur with sufficient frequency and volume to provide pricing information on an ongoing basis. A quoted price in an active market provides the most reliable evidence of fair value.

Level 2 –
observable inputs other than quoted prices included in level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

Level 3 –	significant unobservable inputs, including the Funds’ own assumptions in determining the fair value of investments.
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to fair value the Funds’ investments in each category investment type as of March 31, 2026:
Income Fund

	Level 1	Level 2	Level 3	Total
Assets:
Investments
Corporate Bonds	$—	$519,022,356	$—	$519,022,356
U.S. Treasury Securities	—	222,051,281	—	222,051,281
Exchange-Traded Funds	142,937,896	—	—	142,937,896
Preferred Stocks	49,245,506	77,099,504	—	126,345,010
Closed-End Funds	16,111,147	—	—	16,111,147
Purchased Options	—	740,000	—	740,000
U.S. Treasury Bills	—	54,621,858	—	54,621,858
Investments Purchased with Proceeds from Securities Lending	27,241,005	—	—	27,241,005
Money Market Funds	4,323,875	—	—	4,323,875
Total Investments	$239,859,429	$873,534,999	$—	$1,113,394,428
Liabilities:
Other Financial Instruments
Future Contracts*	$(20,126)	$—	$—	$(20,126)
Total Other Financial Instruments	$(20,126)	$—	$—	$(20,126)

*	The fair value of the Income Fund’s investment represents the unrealized appreciation (depreciation) as of March 31, 2026.

13

Bramshill Funds
Notes to Financial Statements
March 31, 2026(Continued)
BHILL Fund

	Level 1	Level 2	Level 3	Total
Assets:
Investments
Exchange-Traded Funds	$27,966,512	$—	$—	$27,966,512
Preferred Stocks	11,793,043	—	—	11,793,043
Closed-End Funds	6,495,859	—	—	6,495,859
Corporate Bonds	—	3,422,900	—	3,422,900
Investments Purchased with Proceeds from Securities Lending	5,664,245	—	—	5,664,245
Money Market Funds	2,918,173	—	—	2,918,173
Total Investments	$54,837,832	$3,422,900	$—	$58,260,732

See the Schedule of Investments for further detail of investment classifications.
(B)
Securities Sold Short – The Funds may engage in selling securities short, which obligates it to replace a borrowed security with the same security at current market value. The Funds incur a loss if the price of the security increases between the date of the short sale and the date on which the Funds replace the borrowed security. The Funds realize a gain if the price of the security declines between those dates. Gains are limited to the price at which the Funds sold the security short, while losses are potentially unlimited in size. The Funds incur expense when a security sold short pays a dividend or earns interest.

(C)
Federal Income Taxes – The Funds have elected to be taxed as a Regulated Investment Company (“RIC”) under the U.S. Internal Revenue Code of 1986, as amended, and intend to maintain this qualification and to distribute substantially all net taxable income to its shareholders. Therefore, no provision is made for federal income taxes. Due to the timing of dividend distributions and the differences in accounting for income and realized gains and losses for financial statement and federal income tax purpose, the fiscal year in which amounts are distributed may differ from the year in which the income and realized gains and losses is recorded by the Funds.

Management of the Funds is required to analyze all open tax years, as defined by IRS statute of limitations for all major jurisdictions, including federal tax authorities and certain state authorities. As of and during the year ended March 31, 2026, the Funds did not have a liability for any unrecognized tax benefits. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statements of Operations. Generally, tax authorities can examine tax returns filed for the preceding three years. The Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.
(D)
Return of Capital Estimates – Distributions received from the Funds’ investments in Real Estate Investment Trusts (“REITs”) are generally comprised of net investment income, capital gains, and return of capital. Certain of the Funds’ investments in Closed-End Funds (“CEFs”) also make distributions comprised of net investment income and return of capital. It is the policy of the Funds to estimate the character of distributions received from underlying REITs and CEFs based on historical data provided by the REITs and distribution notices provided by CEFs. After each calendar year end, REITs and CEFs report the actual tax character of these distributions. Differences between the estimated and actual amounts reported are reflected in the Funds’ records in the year in which they are reported by adjusting related investment cost basis, capital gains and income, as necessary.

(E)
Distributions to Shareholders – The Funds record distributions to shareholders, which are determined in accordance with income tax regulations, on the ex-dividend date. Distributions of net investment income, if any, are distributed monthly. The Funds intend to distribute all its net investment income including any cash received from its investments in CEFs and REITs, even if a portion may represent a return of capital. Net realized gains from investment transactions, if any, will be distributed to shareholders annually. The Funds

14

Bramshill Funds
Notes to Financial Statements
March 31, 2026(Continued)
may periodically make reclassifications among certain income and capital gains distributions determined in accordance with federal tax regulations, which may differ from GAAP. These reclassifications are due to differences in the recognition of income, expense and gain (loss) items for financial statement and tax purposes.
(F)
Restricted Securities – Restricted securities are securities that are not registered for sale under the Securities Act of 1933 or applicable foreign law and that may be re-sold only in transactions exempt from applicable registration. Restricted securities include Rule 144A securities which may be sold normally to qualified institutional buyers. As of March 31, 2026, the Income Fund had restricted securities, all of which were Rule 144A securities, with a market value of $30,125,666 or 2.8% of the Income Fund’s net assets.

(G)	Deposits with Broker – At March 31, 2026, the Income Fund held the following amounts with Brokers:

Pershing LLC	$10,390
Wells Fargo Securities	183,552
Total	$193,942

(H)	Derivatives – The Income Fund invests in certain derivative instruments, as detailed below.
Futures Contracts – The Income Fund invests in futures to adjust its sensitivity to interest rate changes and to gain exposure to U.S. Treasury securities. While hedging strategies involving derivatives can reduce the risk of loss, they can also reduce the opportunity for gain or even result in losses by offsetting favorable price movements in other Fund investments.
Options Contracts – The Income Fund may write call and put options on securities, derivative instruments, or currencies. When the Income Fund writes a call or put option, an amount equal to the premium received is recorded as a liability and subsequently marked-to-market to reflect the current value of the option written. These liabilities are reflected as written options outstanding in the Statements of Assets and Liabilities. Premiums received from writing options which expire are treated as realized gains. Written options which are closed or exercised will result in a gain if the closing price of the underlying security is lower than the premium received. The Income Fund, as a writer of an option, has no control over whether the underlying security may be sold (call) or purchased (put) and, as a result, bears the market risk of an unfavorable change in the price of said underlying security. The risk exists that the Income Fund may not be able to enter into a closing transaction because of an illiquid market. There were no written options held by the Income Fund as of March 31, 2026.
The Income Fund purchases call and put options. The Income Fund pays a premium which is included in the Statements of Assets and Liabilities as an investment and subsequently marked-to-market to reflect the current value of the option. Premiums paid for purchasing options which expire are treated as realized losses. The risk associated with purchasing put and call options is limited to the premium paid. Purchasing options will result in a gain if the closing price of the transaction is higher than the premium paid.
Swap Contracts – The Income Fund enters into credit default swap agreements, credit default index swap agreements and similar agreements as a protection “seller” or as a “buyer” of credit protection. The credit default swap agreement or similar instruments may have as reference obligations one or more securities that are not held by the Income Fund. The protection “buyer” in a credit default swap agreement is generally obligated to pay the protection “seller” a periodic stream of payments over the term of the agreement, provided generally that no credit event on a reference obligation has occurred. In addition, at the inception of the agreement, the protection “buyer” may receive or be obligated to pay an additional up-front amount depending on the current market value of the contract. If a credit event occurs, an auction process is used to determine the “recovery value” of the contract. The seller then must pay the buyer the “par value” (full notional value) of the swap contract minus the “recovery value” as determined by the auction process. For credit default index swaps, the settlement payment for a constituent’s credit event is scaled down to the weighting in the index.

15

Bramshill Funds
Notes to Financial Statements
March 31, 2026(Continued)
As a seller of protection, the Income Fund generally receives a fixed rate of income throughout the term of the swap provided that there is no credit event. In addition, at the inception of the agreement, the Income Fund may receive or be obligated to pay an additional up-front amount depending on the current market value of the contract. If a credit event occurs, the Income Fund will be generally obligated to pay the buyer the “par value” (full notional value) of the swap contract minus the “recovery value” as determined by the auction process. Credit default swaps could result in losses if the Advisor does not correctly evaluate the creditworthiness of the underlying instrument on which the credit default swap is based. Additionally, if the Income Fund is a seller of a credit default swap and a credit event occurs, the Income Fund could suffer significant losses.
Changes in the value of swaps are recorded as unrealized appreciation (depreciation). Unrealized gains are reported as an asset and unrealized losses are reported as a liability. The change in value of swaps, including accruals of interest to be paid or received is reported as unrealized gains or losses. Gains or losses are realized upon termination of the contracts. The risk of loss on a swap contract may exceed the amount recorded as an asset or liability on the Statements of Assets and Liabilities. The notional amount of a swap contract is the reference amount pursuant to which the counterparties make payments. Risks associated with swap contracts include changes in the returns of underlying instruments, failure of the counterparties to perform under a contract’s terms and the possible lack of liquidity with respect to the contracts.
The average monthly volume of derivatives held by the Income Fund during the year ended March 31, 2026 is set forth below:

Derivative Type	Unit of Measure	Average
Purchased Options	Contracts	8,462
Written Options	Contracts	(1,596)
Futures	Notional Amount	$420,800
Credit Default Swap	Notional Amount	$4,500,000*

*	Credit default swap held for 12 days during the period.
Derivative Investment Holdings Categorized by Risk Exposure
The following table sets forth the Income Fund’s derivative instruments as of March 31, 2026.

Statement of Assets and Liabilities Location
Risk Exposure Category	Investments(1)	Unrealized Depreciation on Futures Contracts(2)
Interest rate	$740,000	$(20,126)
Total	$740,000	$(20,126)

(1)	Includes Purchased Options.
(2)
Reflects the cumulative unrealized appreciation (depreciation) of futures contracts as reported in the Income Fund’s Schedule of Investments. The variation margin is captured in the deposits at brokers for future contracts in the Income Fund’s Statement of Assets and Liabilities.

16

Bramshill Funds
Notes to Financial Statements
March 31, 2026(Continued)
The following table sets forth the Income Fund’s realized and unrealized gain (loss), as reflected in the Statements of Operations, by primary risk exposure and by type of derivative contract for the year ended March 31, 2026:

Amount of Realized Gain/(Loss) on Derivatives
Risk Exposure Category	Investment(1)	Written Options	Futures Contracts	Swap Contracts
Credit	$—	$—	$—	$8,718
Interest rate	(2,063,515)	935,170	(20,344)	—
Total	$(2,063,515)	$935,170	$(20,344)	$8,718

Change in Unrealized Appreciation (Depreciation) on Derivatives
Risk Exposure Category	Investment(1)	Futures Contracts
Interest rate	$(2,651,469)	$(20,126)
Total	$(2,651,469)	$(20,126)

(1)	Includes Purchased Options.
(I)
Security Transactions and Investment Income – The Funds record security transactions on trade date. Realized gains and losses on sales of securities are reported on the basis of identified cost of securities delivered. Dividend income and expense are recognized on the ex-dividend date, and interest income and expense are recognized on an accrual basis. Discounts and premiums on securities purchased are amortized over the lives of the respective securities using the effective yield method. Withholding taxes on foreign dividends have been provided for in accordance with the Trust’s understanding of the applicable country’s tax rules and rates.

(J)
Segment Reporting - Each Fund operates as a single segment entity. Each Fund’s income, expenses, assets, and performance are regularly monitored and assessed by the Chief Executive Officer, who serves as the chief operating decision maker, using the information presented in the financial statements and financial highlights.

Note 3 – Investment Management Agreement and Other Related Party Transactions
The Trust has an agreement with the Advisor to furnish investment advisory services to the Funds. Under the terms of this agreement, the Income Fund and BHILL Fund will pay the Advisor a monthly fee based on each Fund’s average daily net assets at annual rate of 0.85% and 0.00%, respectively. The BHILL Fund is an investment option for certain “wrap-fee” programs or other separately managed account clients for which the Advisor receives compensation pursuant to separate management agreements. Wrap-fee program participants pay a “wrap-fee” to the sponsor of the program, which typically covers investment advice and transaction costs on trades executed with the sponsor or designated broker-dealers. The Income Fund incurred $9,406,168 for Advisory fees during the year ended March 31, 2026.
Pursuant to a contractual fee waiver and reimbursement agreement, the Advisor will waive/reimburse the Income Fund for expenses in excess of 1.10% of average daily net assets for Institutional Class shares and will waive/reimburse the BHILL Fund for expenses in excess of 0.00% of average daily net assets, excluding taxes, interest charges, litigation and other extraordinary expenses, acquired fund fees and expenses, interest and expense relating to short sales, borrowing costs, and brokers’ commissions, and other charges relating to the purchase and sale of the Income Fund’s portfolio securities. The Expense Cap will remain in effect through at least March 31, 2026.
During the year ended March 31, 2026, expenses reimbursed for the BHILL Fund amounted to $260,844.

17

Bramshill Funds
Notes to Financial Statements
March 31, 2026(Continued)
The Advisor is permitted to recapture amounts waived and/or reimbursed to the Income Fund within three years if the total annual operating expenses have fallen to a level below the expense limitation (“expense cap”) in effect at the time the fees were earned or the expenses incurred. In no case will the Advisor recapture any amount that would result, on any particular business day of the Income Fund, in the Income Fund’s total annual operating expenses exceeding the expense cap or any other lower limit then in effect. The Income Fund currently has no waiver balance subject to recapture.
U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services (“Fund Services”), serves as the Funds’ administrator and fund accountant and transfer agent. The officers of the Trust are employees of Fund Services. U.S. Bank serves as the Funds’ custodian and provides compliance services to the Funds. Quasar Distributors, LLC (“Quasar” or the “Distributor”) acts as the Funds’ distributor and principal underwriter. For the year ended March 31, 2026, the Funds incurred expenses for administration and fund accounting, transfer agent, custody, and compliance fees as detailed on the Statements of Operations.
At March 31, 2026, the Funds had payables for administration and fund accounting, transfer agent, custody, and compliance fees as detailed on the Statements of Assets and Liabilities.
The Independent Trustees were paid $16,752 for the Income Fund and $11,965 for the BHILL Fund for their services during the year ended March 31, 2026. The Funds pay no compensation to the Interested Trustee or officers of the Trust.
Trust-level expenses are allocated across the series of the Trust.
Note 4 – Control Ownership
The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates presumption of control of the fund under 2(a)(9) of the 1940 Act. As of March 31, 2026, National Financial Services, LLC and UBS Financial Services, Inc. held approximately 39% and 28%, respectively, in aggregate for the benefit of others, of the outstanding shares of the Income Fund and Morgan Stanley held approximately 99%, in aggregate for the benefit of others, of the outstanding shares of the BHILL Fund.
Note 5 – Investment Transactions
Purchases and sales of investment securities (excluding short-term securities) for the year ended March 31, 2026, were as follows:
Income Fund

	Investments	U.S. Government Obligations
Purchases	$686,733,480	$42,878,071
Sales	$624,027,218	$30,431,102

BHILL Fund

Investments
Purchases	$184,286,122
Sales	$133,514,051

18

Bramshill Funds
Notes to Financial Statements
March 31, 2026(Continued)
Note 6 – Federal Income Tax Information
At March 31, 2026, the components of accumulated earnings (losses) for federal income tax purposes were as follows:

	Income Fund	BHILL Fund
Tax cost of investments	$1,137,086,677	$59,345,237
Gross unrealized appreciation	$11,685,863	$113,487
Gross unrealized depreciation	(35,378,112)	(1,197,992)
Net unrealized appreciation	$(23,692,249)	$(1,084,505)
Undistributed Ordinary Income	—	271,338
Capital loss carryforwards	(43,529,654)	—
Other accumulated losses	(784,260)	(297,450)
Total accumulated losses	$(68,006,163)	$(1,110,617)

The difference between book basis and tax basis unrealized appreciation/depreciation is attributable in part to the tax deferral of losses on wash sales, and basis adjustments on investments in limited partnerships.
GAAP requires that certain components of net assets be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share. For the year ended March 31, 2026, permanent differences in book and tax accounting have been reclassified to capital, and accumulated earnings as follows:

	Accumulated Losses	Paid in Capital
Income Fund	(251,038)	251,038
BHILL Fund	—	—

The tax character of distributions paid during the years ended March 31, 2026 and March 31, 2025 were as follows:

	Year Ended March 31,
	2026	2025
Income Fund
Ordinary Income	$47,976,511	$41,212,232
Return of Capital	—	160,631
Total	$47,976,511	$41,372,863

Year Ended March 31, 2026
BHILL Fund
Ordinary Income	$4,047,469
Total	$4,047,469

The Funds are required, in order to meet certain excise tax requirements, to measure and distribute annually, net capital gains realized during the twelve month period ending October 31. In connection with this requirement, the Funds are permitted, for tax purposes, to defer into its next fiscal year any net capital losses incurred from November 1 through the end of the fiscal year. Late year ordinary losses incurred after December 31 within the fiscal year are deemed to arise on the first business day of the following fiscal year for tax purposes. The Funds had no late-year ordinary losses or post-October capital losses as of March 31, 2026.

19

Bramshill Funds
Notes to Financial Statements
March 31, 2026(Continued)
At March 31, 2026, the Income Fund had capital loss carryforwards, which reduce the Fund’s taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Internal Revenue Code, and thus will reduce the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal tax. Pursuant to the Internal Revenue Code, the character of such capital loss carryforwards is as follows:

Not Subject to Expiration
Short-Term	Long-Term	Total
$11,688,771	$31,840,883	$43,529,654

Note 7 – Indemnifications
In the normal course of business, the Funds enter into contracts that provide general indemnifications by the Funds to the counterparty to the contract. The Funds’ maximum exposure under these arrangements is dependent on future claims that may be made against the Funds and, therefore, cannot be estimated; however, based on experience, the risk of loss from such claims is considered remote.
Note 8 – Line of Credit
The Income Fund has access to a $25 million secured line of credit through an agreement with U.S. Bank. The Income Fund may temporarily draw on the line of credit to satisfy redemption requests or to settle investment transactions. Interest is charged to the Income Fund based on its borrowings at a rate per annum equal to the Prime Rate, to be paid monthly. The line of credit was renewed on December 16, 2025 and will mature, unless renewed, no later than December 15, 2026. During the year ended March 31, 2026, the Income Fund did not draw on this line of credit.
Note 9 – Securities Lending
The Funds may lend securities in its portfolio to approved brokers, dealers and financial institutions under terms of participation in a securities lending program, which is administered by U.S. Bank N.A. The securities lending agreement requires that loans are initially collateralized in an amount equal to at least 102% of the then current market value of any other loaned securities. The custodian marks loaned securities and collateral to market daily. Each borrower is required, if necessary, to deliver additional collateral to ensure the value will equal at least 100% of the market value of the loaned securities.
The cash collateral is invested by the U.S. Bank N.A. in accordance with approved investment guidelines. Those guidelines allow the cash collateral to be invested in readily marketable, high quality, short-term obligations issued or guaranteed by the United States Government; however, such investments are subject to risk of payment delays, declines in the value of collateral provided, default on the part of the issuer or counterparty, or otherwise may not generate sufficient interest to support the costs associated with securities lending. The Funds could also experience delays in recovering their securities and possible loss of income or value if the borrower fails to return the borrowed securities, although the Funds are indemnified from this risk by contract with the securities lending agent. Additionally, the Funds are subject to the risk of loss from investments that it makes with the cash received as collateral. The Funds manage credit exposure arising from these lending transactions by, in appropriate circumstances, entering into master netting agreements and collateral agreements with third-party borrowers that provide the Funds, in the event of default (such as bankruptcy or a borrower’s failure to pay or perform), the right to net a third-party borrower’s rights and obligations under such agreement and liquidate and set off collateral against the net amount owed by the counterparty.
The collateral invested in the Funds, if any, is reflected in each Fund’s Schedule of Investments and is included in the Statements of Assets and Liabilities in the line item labeled “Investments, at value.” A liability of equal value to the cash collateral received and subsequently invested in the Funds is included on the Statements of Assets and Liabilities as “Payable upon return of securities loaned.” The borrower of any securities will pay the Funds any accrued income while the securities are on loan. The cash collateral received is invested in a money market fund which is redeemable upon demand. The Funds receive compensation in the form of loan fees owed by borrowers and income earned on collateral investments and pays a fee to the U.S. Bank N.A. for administering the securities lending program. The fees and interest income, net of any fees, earned through the securities lending program are reflected as “Securities lending income” in the Statements of Operations.

20

Bramshill Funds
Notes to Financial Statements
March 31, 2026(Continued)
Management has elected not to offset the value of securities on loan and collateral received. As of March 31, 2026, the value of the securities on loan and payable for collateral due to brokers were as follows:

	Value of Securities Loaned	Fund Collateral Received*
Income Fund	$26,702,964	$27,241,005
BHILL Fund	5,539,076	5,664,245

*	The cash collateral received was invested in the First American Government Obligations Fund Class X, with an overnight and continuous maturity, as shown on the Statements of Assets and Liabilities.
Note 10 – Principal Risks
Below is a summary of some, but not all, of the principal risks of investing in the Funds, each of which may adversely affect the Funds’ net asset value and total return. The Funds’ most recent prospectus provides further descriptions of the Funds’ investment objective, principal investment strategies and principal risks.
Income Fund and BHILL Fund
Credit Risk — If issuers of fixed income securities in which the Funds invests experience unanticipated financial problems, their issue is likely to decline in value. Changes in the market’s perception of the issuer’s financial strength or in a security’s credit rating, which reflects a third party’s assessment of the credit risk presented by a particular issuer, may affect debt securities’ value. In addition, the Funds are subject to the risk that the issuer of a fixed income security will fail to make timely payments of interest or principal, or may stop making such payments altogether.
Interest Rate Risk — Interest rate changes may affect the value of a debt instrument indirectly (especially in the case of fixed rate debt securities) and directly (especially in the case of instruments whose rates are adjustable). When interest rates increase, fixed income securities generally will decline in value and, as a result, an increase in interest rates may result in a decrease in the value of debt securities held by the Funds. Conversely, as interest rates decrease, the prices of fixed income securities tend to increase. The Federal Reserve has raised interest rates from historically low levels. Any additional interest rate increases in the future may cause the value of fixed-income securities to decrease.
Securities Lending Risk — There are certain risks associated with securities lending, including the risk that the borrower may fail to return the securities on a timely basis or even the loss of rights in the collateral deposited by the borrower, if the borrower should fail financially. As a result the Funds may lose money.
Income Fund
Financials Sector Risk — Financial services companies are subject to extensive governmental regulation that may limit both the amounts and types of loans and other financial commitments they can make, the interest rates and fees they can charge, the scope of their activities, the prices they can charge, and the amount of capital they must maintain. Profitability is largely dependent on the availability and cost of capital funds and can fluctuate significantly when interest rates change or due to increased competition. In addition, deterioration of the credit markets generally may cause an adverse impact in a broad range of markets, including U.S. and international credit and interbank money markets generally, thereby affecting a wide range of financial institutions and markets. Certain events in the financials sector may cause an unusually high degree of volatility in the financial markets, both domestic and foreign, and cause certain financial services companies to incur large losses.
Derivatives Risk — Derivatives fluctuate in their values may not correlate perfectly with the overall securities markets. The use of derivative instruments exposes the Fund to additional risks and transaction costs. Certain derivatives have the potential for unlimited loss, regardless of the size of the initial investment. Using derivatives also can have a leveraging effect and increase Fund volatility. Derivatives may be difficult to sell, unwind or value, and the counterparty may default on its obligations to the Fund. Use of derivatives may have different tax consequences for the Fund than an investment in the underlying security, and those differences may affect the amount, timing and character of income distributed to shareholders.

21

Bramshill Funds
Notes to Financial Statements
March 31, 2026(Continued)
Rule 18f-4 under the Investment Company Act of 1940, as amended (the “1940 Act”) provides a comprehensive regulatory framework for the use of derivatives by funds and imposes requirements and restrictions on funds using derivatives. The rule may affect the availability, liquidity or performance of derivatives, and may not effectively limit the risk of loss from derivatives.
Futures Contract Risk. The primary risks associated with the use of futures contracts are (a) the imperfect correlation between the change in market value of the instruments held by the Fund and the price of the forward or futures contract; (b) possible lack of a liquid secondary market for a forward or futures contract and the resulting inability to close a forward or futures contract when desired; (c) losses caused by unanticipated market movements, which are potentially unlimited; (d) the Advisor’s inability to predict correctly the direction of securities prices, interest rates, currency exchange rates and other economic factors; (e) the possibility that the counterparty will default in the performance of its obligations; and (f) if the Fund has insufficient cash, it may have to sell securities from its portfolio to meet daily variation margin requirements, and the Fund may have to sell securities at a time when it may be disadvantageous to do so.
Options Risk. Purchasing and writing options, both put and call, are specialized activities that entail greater than normal investment risks. The Fund may not benefit to the same extent as directly holding the underlying asset. The Fund may also lose money on an option if changes in its value do not correspond to the changes in value of the underlying security. If the Fund is not able to close out an option position in its portfolio, it may have to exercise the option to realize any gain and may incur transaction costs upon the purchase or sale of such underlying securities. Some options involve the payment of premiums which may affect Fund performance. If the Fund invests in over-the-counter options, the Fund may be exposed to counterparty risk.
Note 11 – Subsequent Events
In preparing these financial statements, the Funds have evaluated events and transactions for potential recognition or disclosure through the date the financial statements were available to be issued. Subsequent to the year end, the Funds have made the following distributions per share:
Income Fund

Record Date	Payable Date	Distribution Per Share
4/29/2026	4/30/2026	$0.03432

BHILL Fund

Record Date	Payable Date	Distribution Per Share
4/29/2026	4/30/2026	$0.04588

Other than what has been disclosed, there were no other significant subsequent events that would require adjustment or disclosure in these financial statements.

22

Bramshill Funds
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
To the Shareholders of Bramshill Income Performance Fund and BHILL Fund and
Board of Trustees of Advisor Managed Portfolios
Opinion on the Financial Statements
We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of Bramshill Funds, each a series of Advisor Managed Portfolios comprising the funds listed below (the “Funds”), as of March 31, 2026, and the related statements of operations, the statements of changes in net assets, and the financial highlights for each of the periods indicated below, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of March 31, 2026, the results of their operations, the changes in net assets and the financial highlights for the periods indicated below, in conformity with accounting principles generally accepted in the United States of America.

Fund Name	Statements of Operations	Statement of Changes in Net Assets	Financial Highlights
Bramshill Income Performance Fund	For the year ended March 31, 2026	For the years ended March 31, 2026 and 2025	For the years ended March 31, 2026, 2025, 2024 and 2023
BHILL Fund	For the period April 1, 2025 (commencement of operations) to March 31, 2026

The Bramshill Income Performance Fund’s financial highlights for the year ended March 31, 2022, were audited by other auditors whose report dated May 26, 2022, expressed an unqualified opinion on those financial highlights.
Basis for Opinion
These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of March 31, 2026, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.
We have served as the auditor of one or more Bramshill investment companies since 2023.

COHEN & COMPANY, LTD.
Philadelphia, Pennsylvania
May 29, 2026

23

Bramshill Funds
Additional Information
March 31, 2026 (Unaudited)
Tax Information
For the year ended March 31, 2026, certain dividends paid by the Funds may be subject to a maximum tax rate of 23.8%, as provided for by the Tax Cuts and Jobs Act of 2017.
The percentage of dividends declared from ordinary income designated as qualified dividend income was as follows:

Bramshill Income Performance Fund	8.04%
BHILL Fund	18.70%

For corporate shareholders, the percent of ordinary income distributions qualifying for the corporate dividends received deduction for the year ended March 31, 2026, was as follows:

Bramshill Income Performance Fund	6.52%
BHILL Fund	11.78%

The Percentage of taxable ordinary income distributions that are designated as short-term capital gain distributions under Internal Revenue Section 871(k)(2)(C) for the Fund was as follows (unaudited).

Bramshill Income Performance Fund	0.00%
BHILL Fund	0.67%

Approval of Investment Advisory Agreement – Bramshill Income Performance Fund
At a meeting held on December 3-4, 2025, the Board of Trustees (the “Board” or “Trustees”) of Advisor Managed Portfolios (the “Trust”), which was composed entirely of Trustees who were not “interested persons” of the Trust, as that term is defined in the Investment Company Act of 1940, considered and approved the continuance of the investment advisory agreement (the “Agreement”) with Bramshill Investments, LLC (the “Advisor”) for the Bramshill Income Performance Fund (the “Fund”).
In advance of the meeting, the Board received, reviewed, and discussed substantial information regarding the Fund, the Advisor, and the services provided by the Advisor to the Fund under the Agreement, including information about the portfolio managers, the resources of the Advisor, and the Fund’s performance and advisory fee. The Trustees considered the review of the Agreement to be an ongoing process and employed the accumulated information, knowledge, and experience they had gained with the Advisor. The information prepared specifically for the annual review of the Agreement supplemented the information provided to the Trustees throughout the year related to the Advisor and the Fund. The Board and its committees met regularly during the year and the information provided and topics discussed at such meetings were relevant to the Board’s review of the Agreement. Some of these reports and other data included, among other things, materials that outlined the investment performance of the Fund; compliance, regulatory, and risk management matters; the trading practices of the Advisor; valuation of investments; fund expenses; and overall market and regulatory developments. The Trustees were advised by independent legal counsel during the review process, and met in executive sessions with such counsel without representatives from the Advisor present. In connection with their review, the Trustees also received a memorandum from independent legal counsel outlining their fiduciary duties and the legal standards applicable to their review of the Agreement.
In considering the Agreement, the Board considered the following factors and made the following determinations. In its deliberations, the Board did not identify any single factor or piece of information as all important, controlling, or determinative of its decision, and each Trustee may have attributed different weights to the various factors and information.
•
In considering the nature, extent and quality of the services provided by the Advisor, the Trustees considered the Advisor’s specific responsibilities in all aspects of the day-to-day management of the Fund, as well as the qualifications, experience and responsibilities of the portfolio managers and other key personnel who are involved in the day-to-day activities of the Fund. The Board considered the Advisor’s resources and compliance structure, including information regarding its compliance program, chief compliance officer and

24

Bramshill Funds
Additional Information
March 31, 2026 (Unaudited)(Continued)
compliance record, and disaster recovery/business continuity plan. The Board also considered its knowledge of the Advisor’s operations, and noted that during the course of the year the Trustees met with the Advisor to discuss the Fund’s performance, the Advisor’s investment outlook, various marketing and compliance topics, and the Advisor’s risk management process. The Board concluded that the Advisor had sufficient quality and depth of personnel, resources, investment methods and compliance policies and procedures essential to performing its duties under the Agreement and that, in the Board’s view, the nature, overall quality, and extent of the management services provided were satisfactory and reliable.
•
In assessing the quality of the portfolio management delivered by the Advisor, the Board considered the Fund’s performance on both an absolute basis and in comparison to its peer groups (a larger group category and a smaller, focused group), based on information provided by an independent consulting firm, and to its benchmark index. The Board considered that the Fund outperformed the Bloomberg US Aggregate Bond Index for the three- and five-year periods ended June 30, 2025, but underperformed for the one-year period ended June 30, 2025. The Board also considered that the Fund outperformed both of its peer groups’ averages for the five-year period ended September 30, 2025, but underperformed both for the one-year period ended September 30, 2025. The Board also noted that for the same period the Fund outperformed the focused peer group average for the three-year period, but underperformed the larger peer group average.

•
The Trustees reviewed the cost of the Advisor’s services and the structure and level of the advisory fee payable by the Fund, including a comparison of the fee to fees payable by its peer groups (a larger group category and a smaller, focused group) based on information provided by an independent consulting firm. The Trustees noted that the advisory fee was below the focused peer group average and was in the third quartile of the peer group out of four quartiles (a higher quartile number indicates a lower advisory fee). The Trustees also noted that the Fund’s total expense ratio, both gross and net, was below both the focused and larger peer group averages and the Fund’s total net expense was in the third quartile of the focused peer group out of four quartiles (a higher quartile number indicates lower expenses). After reviewing the materials that were provided, the Board concluded that the advisory fee was fair and reasonable in light of the services provided.

•
The Trustees considered the profitability of the Advisor from managing the Fund. In assessing the Advisor’s profitability, the Trustees reviewed the analysis provided by the Advisor and took into account both the direct and indirect benefits to the Advisor from managing the Fund. The Trustees concluded that the Advisor’s profits from managing the Fund was not excessive and, after a review of the relevant financial information, that the Advisor appeared to have adequate capitalization and/or would maintain adequate profit levels to support the Fund.

•
In considering whether economies of scale have been achieved, the Trustees reviewed the Fund’s fee structure and asset level. The Trustees concluded that they will have the opportunity to periodically reexamine whether economies of scale have been achieved.

Approval of Investment Advisory Agreement – BHILL Fund
At a meeting held on March 5-6, 2025, the Board of Trustees (the “Board” or “Trustees”) of Advisor Managed Portfolios (the “Trust”) considered the approval of the investment advisory agreement (the “Agreement”) between Bramshill Investments, LLC (the “Advisor”) and the Trust, on behalf of the BHILL Fund (the “Fund”).
The Trustees, all of whom were not “interested persons” of the Trust as that term is defined in the Investment Company Act of 1940, approved the Agreement on behalf of the Fund for a two-year term effective upon the commencement of operations of the Fund.
Ahead of the meeting, the Board received and reviewed substantial information regarding the Fund, the Advisor, and the services to be provided by the Advisor to the Fund under the Agreement. The Trustees considered their prior and ongoing experience with the Advisor, which serves as investment advisor to another series of the Trust, noting they had conducted their annual review of the Advisor at their November 2024 meeting. The Trustees were advised by independent legal counsel during the review process and met in executive session with counsel without representatives

25

Bramshill Funds
Additional Information
March 31, 2026 (Unaudited)(Continued)
from the Advisor present. In connection with their review, the Independent Trustees also received a memorandum from independent legal counsel outlining their fiduciary duties and the legal standards applicable to the review of the Agreement.
In considering the Agreement, the Board considered the following factors and made the following determinations. In its deliberations, the Board did not identify any single factor or piece of information as all important, controlling, or determinative of its decision, and each Trustee may have attributed different weights to the various factors and information.
•
In considering the nature, extent and quality of the services to be provided by the Advisor, the Trustees considered the Advisor’s specific responsibilities in all aspects of the day-to-day management of the Fund, as well as the qualifications, experience and responsibilities of the portfolio managers and other key personnel who would be involved in the day-to-day activities of the Fund. The Board considered the Advisor’s oversight responsibilities as they relate to the other services to be provided to the Fund by the Advisor. The Board also considered the Advisor’s resources and compliance structure, including information regarding its compliance program, chief compliance officer, compliance record, and disaster recovery/business continuity plan. The Board concluded that the Advisor had sufficient quality and depth of personnel, resources, investment methods, and compliance policies and procedures essential to performing its duties under the Agreement, and that, in the Board’s view, the nature, overall quality, and extent of the management services to be provided were satisfactory and reliable.

•	The Board noted that the Fund had not commenced operations and, therefore, concluded that past performance was not a relevant factor in its deliberations.
•
The Trustees reviewed the anticipated cost of the Advisor’s services and the proposed structure and level of the Fund’s fees and expenses. The Board noted that the Fund would not be charged an advisory fee because it would serve as an investment option for certain clients of the Advisor participating in an account-level arrangement pursuant to which the Advisor would be compensated for its services. the Board also considered that the Advisor would contractually agree to reimburse the expenses of the Fund (except certain excluded expenses such as acquired fund fees and expenses) as part of the account-level arrangement.

•
The Trustees considered the estimated profitability of the Advisor from managing the Fund, noting that the analysis was based on the account-level fee to be paid by the Advisor’s clients who invest in the Fund pursuant to the arrangement. In assessing the Advisor’s estimated profitability, the Trustees considered the Advisor’s financial information and took into account both the direct and indirect benefits to the Advisor from managing the Fund. The Trustees concluded that the Advisor’s profit, if any, relating to its management of the Fund would likely not be excessive and the Advisor appeared to have adequate capitalization and/or would maintain adequate profit levels necessary to support the Fund.

•
The Board noted that the fee and expense arrangement between the Advisor and the Trust with respect to the Fund would significantly limit the expenses paid by shareholders at the Fund level and that economies of scale likely would not be a consideration in light of the arrangement.

Changes in and Disagreements with Accountants for Open-End Investment Companies
There were no changes in or disagreements with accountants during the period covered by this report.
Proxy Disclosure for Open-End Investment Companies
There were no matters submitted to a vote of shareholders during the period covered by this report.
Remuneration Paid to Directors, Officers, and Others for Open-End Investment Companies
See Financial Statements.
Statement Regarding Basis for Approval of Investment Advisory Contract
See Financial Statements.

26

(b)	Financial Highlights are included within the financial statements filed under Item 7 of this Form.

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

There were no changes in or disagreements with accountants during the period covered by this report.

Item 9. Proxy Disclosure for Open-End Management Investment Companies.

There were no matters submitted to a vote of shareholders during the period covered by this report.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

See Item 7(a).

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

See Item 7(a).

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end management investment companies.

Item 15. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees

Item 16. Controls and Procedures.

(a)	The Registrant’s Principal Executive Officer and Principal Financial Officer have reviewed the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable to open-end management investment companies.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable

Item 19. Exhibits.

(a)	(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Filed herewith.

(2) Any policy required by the listing standards adopted pursuant to Rule 10D-1 under the Exchange Act (17 CFR 240.10D-1) by the registered national securities exchange or registered national securities association upon which the registrant’s securities are listed.
Not applicable.

(3) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)). Filed herewith.

(4) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable to open-end management investment companies.

(5) Change in the registrant’s independent public accountant. Provide the information called for by Item 4 of Form 8-K under the Exchange Act (17 CFR 249.308). Unless otherwise specified by Item 4, or related to and necessary for a complete understanding of information not previously disclosed, the information should relate to events occurring during the reporting period. Not applicable to open end management investment companies.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Advisor Managed Portfolios

By	/s/ Russell B. Simon
Russell B. Simon, President/Principal Executive Officer

Date	6/4/2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Russell B. Simon
Russell B. Simon, President/Principal Executive Officer

Date	6/4/2026

By	/s/ Eric T. McCormick
Eric T. McCormick, Treasurer/Principal Financial Officer

Date	6/4/2026